Company overview	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Company overview
1. Company overview
WNS (Holdings) Limited (“WNS Holdings”), along with its subsidiaries (collectively, “the Company”), is a global business process management (“BPM”) company with client service offices in Sydney (Australia), Canada, Dubai (United Arab Emirates), Germany, London (UK), New York (US), Mexico, and Switzerland and delivery centers in Canada, the People’s Republic of China (“China”), Costa Rica, India, Malaysia, the Philippines, Poland, Romania, Republic of South Africa (“South Africa”), Sri Lanka, Turkey, the United Kingdom (“UK”) and the United States (“US”).
WNS Holdings is incorporated in Jersey, Channel Islands and maintains a registered office in Jersey at 22, Grenville Street, St Helier, Jersey JE4 8PX.
These consolidated financial statements were approved by the Board of Directors and authorized for issue on May
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0, 2024.